INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

7. INVENTORIES

Inventories are detailed as follows:

	December 31,
	2024	2023
	(in thousands)
Merchandise	$847	$874
Raw materials and consumable supplies	12,819	22,821
Finished Goods	1,558	4,683
Total	$15,224	$28,378

The Company has no inventory reserves as of December 31, 2024, and 2023.